Fees Summary	Sep. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 947,000
Previously Paid Amount	0.00
Total Fee Amount	139.78
Total Offset Amount	0.00
Net Fee	139.78
Narrative - Max Aggregate Offering Price	$ 947,000
Final Prospectus	true